Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions	Acquisitions
2020 Acquisitions
Motion Tech Automation, LLC
On July 22, 2020, the Company acquired 100% of the equity of Motion Tech Automation, LLC ("MTA") for consideration of $33.3 million, including $0.3 million of cash acquired and post-closing adjustments, which were finalized in the third quarter of 2020. The acquired products and services include sensors, manufacturing services, distribution services and engineering services to packaging and label, life sciences, semiconductor, fluid handling, and test and measurement customers.
For the period from July 22, 2020 to December 31, 2020, the related product lines contributed revenues of $9.9 million and an operating loss of $0.5 million to the Company's consolidated results. The results of operations of the acquired business are reported within the CIT and CFT segments.
Consideration of $16.6 million has been preliminarily allocated to goodwill, $4.3 million to definite-lived intangible assets, $4.3 million to inventory, $2.8 million to accounts receivable and $1.3 million to accounts payable. In accordance with the purchase agreement, Carlisle is indemnified for up to $1.6 million, and recorded an indemnification asset of $1.5 million in other long-term assets relating to the indemnification for pre-acquisition debt and tax withholdings liabilities. The preliminary fair value and weighted average useful lives of the acquired definite-lived intangible assets are as follows:

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Technologies	$2.3	9
Customer relationships	1.0	9
Trade names	1.0	5
Total	$4.3
All of the $16.6 million preliminary value allocated to goodwill is deductible for tax purposes. Goodwill of $11.0 million, $2.8 million and $2.8 million has been preliminarily assigned to the CCM, CFT and CIT reporting units, respectively, which aligns with the reportable segments.
2019 Acquisitions
Providien, LLC
On November 20, 2019, the Company completed its acquisition of Providien, LLC ("Providien"), for consideration of $331.3 million, including $3.4 million of cash acquired and post-closing adjustments, which were finalized in the first quarter of 2020. The product lines acquired include thermoforming, medical device contract manufacturing, precision machining and metals, and medical injection molding for the global medical device market.
For the period from November 20, 2019 to December 31, 2019, the related product lines contributed revenues of $11.3 million and operating income of $0.1 million to the Company's consolidated results. The results of operations of the acquired business are reported as part of the CIT segment.
The following table summarizes the consideration transferred to acquire Providien and the allocation of the purchase price among the assets acquired and liabilities assumed. The acquisition has been accounted for using the acquisition method of accounting which requires that consideration be allocated to the acquired assets and assumed liabilities based upon their acquisition date fair values with the remainder allocated to goodwill.

	Preliminary Allocation	Measurement Period Adjustments	Final Allocation
(in millions)	As of 11/20/2019		As of 11/20/2020
Total cash consideration transferred	$332.1	$(0.8)	$331.3
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	3.4	—	3.4
Receivables, net	9.8	—	9.8
Inventories, net	2.7	(0.3)	2.4
Contract assets	29.1	(4.5)	24.6
Prepaid expenses and other current assets	2.3	(0.9)	1.4
Property, plant and equipment	12.9	—	12.9
Definite-lived intangible assets	135.4	(2.7)	132.7
Other long-term assets	7.1	(0.3)	6.8
Accounts payable	(6.0)	0.2	(5.8)
Income tax payable	(0.7)	0.8	0.1
Accrued and other current liabilities	(7.0)	—	(7.0)
Other long-term liabilities	(8.1)	1.1	(7.0)
Deferred income taxes	(27.1)	8.1	(19.0)
Total identifiable net assets	153.8	1.5	155.3
Goodwill	$178.3	$(2.3)	$176.0
The goodwill recognized in the acquisition of Providien reflects market participant synergies attributable to significant raw material purchase synergies with CIT, other administrative synergies, the value of the assembled workforce to Carlisle and opportunities for product line expansions. The Company acquired $9.8 million of gross contractual accounts receivable, of which less than $0.1 million was not expected to be collected at the date of acquisition. All of the goodwill has been assigned to the CIT reporting unit, which aligns with the CIT reportable segment. Goodwill totaled $176.0 million, of which $67.5 million is deductible for tax purposes. The fair values and weighted average useful lives of the acquired definite-lived intangible assets are as follows:

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Customer relationships	$108.7	14
Technologies	19.5	7
Trade names	4.4	2
Total	$132.6
The Company has also recorded, as part of the purchase price allocation, deferred tax liabilities related to intangible assets of approximately $19.0 million.
Petersen Aluminum Corporation
On January 11, 2019, the Company acquired 100% of the equity of Petersen Aluminum Corporation ("Petersen"), for consideration of $207.2 million, including $5.2 million of cash acquired and post-closing adjustments, which were finalized in the first quarter of 2019. The products acquired include architectural metal roof panels, steel and aluminum flat sheets and coils, wall panels, perimeter roof edge systems and related accessories for commercial, residential, institutional, industrial and agricultural markets.
For the period from January 11, 2019 to December 31, 2019, the related product lines contributed revenues of $176.2 million and operating income of $9.8 million to the Company's consolidated results. The results of operations of the acquired business are reported as part of the CCM segment.
The following table summarizes the consideration transferred to acquire Petersen and the allocation of the purchase price among the assets acquired and liabilities assumed. The acquisition has been accounted for using the acquisition method of accounting, which requires that consideration be allocated to the acquired assets and assumed liabilities based upon their acquisition date fair values with the remainder allocated to goodwill.

	Preliminary Allocation	Measurement Period Adjustments	Final Allocation
(in millions)	As of 1/11/2019		As of 1/11/2020
Total cash consideration transferred	$207.2	$—	$207.2
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	5.2	—	5.2
Receivables, net	11.5	—	11.5
Inventories, net	39.5	(0.3)	39.2
Prepaid expenses and other current assets	2.1	—	2.1
Property, plant and equipment	17.8	—	17.8
Definite-lived intangible assets	109.3	0.8	110.1
Other long-term assets	9.5	—	9.5
Accounts payable	(5.9)	—	(5.9)
Income tax payable	1.7	—	1.7
Accrued and other current liabilities	(8.7)	—	(8.7)
Other long-term liabilities	(12.4)	(0.1)	(12.5)
Deferred income taxes	(25.4)	(0.2)	(25.6)
Total identifiable net assets	144.2	0.2	144.4
Goodwill	$63.0	$(0.2)	$62.8
The goodwill recognized in the acquisition of Petersen reflects market participant synergies attributable to significant raw material purchase synergies with CCM, other administrative synergies and the assembled workforce to Carlisle, in addition to opportunities for product line expansions. The Company acquired $11.6 million of gross contractual accounts receivable, of which $0.1 million was not expected to be collected at the date of acquisition. All of the goodwill has been assigned to the CCM reporting unit, which aligns with the CCM reportable segment, and none of the goodwill is deductible for tax purposes. The $110.1 million value allocated to definite-lived intangible assets consists of $79.7 million of customer relationships with a useful life of 11 years, $27.9 million of trade names with a useful life of 17 years and various acquired technologies of $2.5 million with a useful life of 10 years. In accordance with the purchase agreement, Carlisle is indemnified for up to $5.2 million, and recorded an indemnification asset of $5.2 million in other long-term assets relating to the indemnification for pre-acquisition income tax liabilities. During 2020 the Company released $3.0 million of the indemnification asset related to escrow expirations. The Company has also recorded, as part of the purchase price allocation, deferred tax liabilities related to intangible assets of approximately $25.6 million.
MicroConnex Corporation
On April 1, 2019, the Company acquired 100% of the equity of MicroConnex Corporation ("MicroConnex") for cash consideration of $46.2 million, including $0.8 million of cash acquired and post-closing adjustments, which were finalized in the third quarter of 2019. The acquired product lines include highly engineered microminiature flex circuits and sensors for the medical and test and measurement markets.
For the period from April 1, 2019 to December 31, 2019, the related product lines contributed revenues of $10.2 million and operating loss of $0.8 million to the Company's consolidated results. The results of operations of the acquired business are reported within the CIT segment.
Consideration of $15.2 million has been allocated to goodwill, $27.4 million to definite-lived intangible assets, $0.9 million to inventory, $3.4 million to accounts receivable, $0.6 million to accounts payable and $7.0 million to deferred income taxes. Definite-lived intangible assets consist of customer relationships with a useful life of 12 years, trade names with a useful life of 17 years and acquired technologies with a useful life of five years. None of the $15.2 million allocated to goodwill is deductible for tax purposes. All of the goodwill has been assigned to the CIT reporting unit, which aligns with the reportable segment.
Prior Acquisition Matters
Accella Holdings LLC
In conjunction with the November 2017 acquisition of Accella Holdings LLC, the parent company to Accella Performance Materials Inc. (collectively "Accella"), the Company recorded an indemnification asset of $15.6 million for certain pre-acquisition liabilities, principally related to direct and indirect tax uncertainties. During 2020, 2019 and 2018, $4.7 million, $1.9 million and $4.6 million, respectively, of the tax uncertainties were resolved, resulting in the reversal of the related indemnification assets and corresponding liabilities.